Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment

(5) Premises and Equipment

Major classifications of premises and equipment as of December 31, 2018 and 2017 are summarized as follows (amounts in thousands):

	December 31,
	2018	2017
Land and improvements	$6,555	$6,123
Buildings and improvements	20,736	15,967
Leasehold improvements	678	658
Furniture, equipment, and vehicle	4,951	4,099

Total	32,920	26,847
Accumulated depreciation	(6,093)	(5,038)

Premises and equipment, net	$26,827	$21,809

Depreciation expense amounted to approximately $1.1 million in 2018 and $946 thousand in 2017.